SHAREHOLDERS’ EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021
Equity [Abstract]
SHAREHOLDERS’ EQUITY (DEFICIT)

NOTE 10: SHAREHOLDERS’ EQUITY

Common Stock Transactions During the Nine Months Ended January 31, 2022

On May 26, 2021, the Company issued 1,636,843 shares of its common stock for the conversion of related party notes payable (see Note 5). The fair value of the common stock was $6,220,003.

On June 23, 2021, the Company issued 540,000 shares of its common stock as partial consideration for the acquisition of Foundation Sports (see Note 4). The fair value of the total shares of common stock to be issued related to the acquisition was $3,550,000.

On July 6, 2021, the Company issued 50,215 shares of its common stock to two employees as compensation for services rendered in lieu of cash, which resulted in $187,803 in share-based compensation expense during the three months ended July 31, 2021.

On July 11, 2021, the Company issued 18,750 shares of its common stock to a vendor as compensation for marketing and other services rendered, which resulted in $16,875 of operating expenses during the three months ended July 31, 2021.

During the three months ended July 31, 2021, the Company granted an aggregate total of 90,937 shares of its common stock and equity options to purchase up to 60,000 shares (which are now expired) to six new brand ambassadors as compensation for services. The expense related to the issuance of the shares and equity options is being recognized over the service agreements, similar to the warrants and equity options issued to the four other brand ambassadors in the prior year. During the three and nine months ended January 31, 2022, the Company recognized $255,124 and $1,002,552 of operating expenses related to the shares, warrants and equity options granted to brand ambassadors.

On August 6, 2021, the Note payable holder (see Note 7) exercised its right to convert its 2,200,000 outstanding warrants into shares of common stock of the Company.

On August 6, 2021, the Company’s related party lender exercised its right to convert its 2,750,000 outstanding warrants and 6,921,299 common shares issuable into 9,671,299 shares of common stock of the Company.

On October 11, 2021, the Company issued 18,750 shares of its common stock to a vendor as compensation for marketing and other services rendered, which resulted in $16,875 of operating expenses during the three months ended October 31, 2021.

On January 11, 2022, the Company issued 18,750 shares of its common stock to a vendor as compensation for marketing and other services rendered, which resulted in $16,874 of operating expenses during the three months ended January 31, 2022.

Warrants Issued During the Nine Months Ended January 31, 2022

On October 28, 2020, the Company granted 400,000 warrants to a service provider for advertising services over the next year. The warrants have an exercise price of $0.75 per share, a contractual life of 10 years from the date of issuance, and vest quarterly over a year from the grant date. The warrants were valued using a Black-Scholes option pricing model on the grant date and the expense related to the issuance of the warrants is being recognized over the service agreement. The Company recognized $0 and $214,552 of operating expenses related to this agreement during the three and nine months ended January 31, 2022.

On October 29, 2020, the Company and the three members of its advisory board entered into agreements whereby each member will receive an aggregate number of warrants each quarter equal to $7,500 divided by the average closing price of the Company’s stock for the five days prior to the Company’s most recently completed fiscal quarter. The warrants vest quarterly, have an exercise price of $0.001 per share and a contractual life of 10 years from the date of issuance. During the nine months ended January 31, 2022, 19,293 warrants were issued under these agreements. The warrants were valued using a Black-Scholes option pricing model on the grant date, which resulted in operating expenses of $22,342 and $68,340 during the three and nine months ended January 31, 2022.

On August 6, 2021, in connection with the Convertible Notes issuance (see Note 6) the Company issued warrants to purchase up to 7,333,334 shares of common stock of the Company to the Purchasers.

On August 6, 2021, in connection with the Convertible Notes issuance the Company also granted the lead placement agent for the Offering 266,667 warrants that are exercisable for five years from August 6, 2021, at an exercise price of $3.30 (subject to adjustment as set forth in the Convertible Notes per the terms of the agreement) and are vested immediately. The warrants were valued using a Black-Scholes option pricing model on the grant date and the Company recognized $376,000 of operating expenses related to them during the three months ended October 31, 2021.

On September 3, 2021, the Company granted an aggregate total of 10,100,000 warrants to key employees and officers of the Company as compensation. The warrants have an exercise price of $0.001 per share for 10,000,000 of the warrants and $3.42 for 100,000 of the warrants, a contractual life of 10 years from the date of issuance and are vested immediately upon grant. The warrants were valued using a Black-Scholes option pricing model on the grant date and the Company recognized $32,381,309 of share-based compensation expense related to them during the three months ended October 31, 2021.

NOTE 9: SHAREHOLDERS’ DEFICIT

Common Stock

The Company has 300,000,000 shares of common stock authorized with a par value of $0.001 per share. As of April 30, 2021 and 2020, the Company had 27,642,828 and 24,749,354 shares of common stock issued and outstanding, respectively.

Equity Transactions During Year Ended April 30, 2020

On March 2, 2020, the Company issued 369,354 shares of common stock for the conversion of an outstanding convertible note payable of $125,000 and accrued interest of $4,274. Upon conversion of the note payable balance, the derivative liability of $53,571 related to the convertible note payable was reclassified as additional paid-in capital as part of shareholders’ equity.

The purchase price of $332,239 under the Stock Purchase Agreement (see Note 1), which resulted in shares of Lazex being acquired by the shareholder of SBL, was paid by SBL on behalf of the shareholder. The amount has been recorded as a distribution to shareholder and therefore is classified as a reduction of additional paid-in capital.

In connection with the Stock Purchase Agreement (see Note 1), net liabilities of $15,289 were forgiven by the previous majority shareholder of the Company, which was recorded as an increase to additional paid-in capital.

On March 16, 2020, the Company issued warrants valued at $112,990 in connection with a note payable (see Note 7), which increased additional paid-in capital.

Equity Transactions During Year Ended April 30, 2021

On May 6, 2020, the Company issued 1,216,560 shares of its common stock to Mont-Saic as partial satisfaction of the shares issuable under a convertible note payable agreement.

On May 15, 2020, the Company issued 243,800 shares of its common stock to a vendor as compensation for business advisory services performed, which resulted in $65,826 of general and administrative expenses for the year ended April 30, 2021.

On September 4, 2020, the Company issued 300,000 shares of its common stock for the conversion of a convertible note payable (see Note 6). The fair value of the common stock was $238,449.

On October 8, 2020, the Company issued 100,000 shares of its common stock to a vendor as compensation for business advisory services performed, which resulted in $114,000 of operating expenses for the year ended April 30, 2021.

On October 28, 2020, the Company granted 400,000 warrants to a service provider for advertising services over the next year. The warrants have an exercise price of $0.75 per share, a contractual life of 10 years from the date of issuance, and vest quarterly over a year from the grant date. The warrants were valued using a Black-Scholes option pricing model and the expense related to the issuance of the warrants is being recognized over the service agreement. The Company recognized $221,826 of operating expenses related to this agreement during the year ended April 30, 2021.

On October 29, 2020, the Company and the three members of its advisory board entered into agreements whereby each member will receive an aggregate number of warrants each quarter equal to $7,500 divided by the average closing price of the Company’s stock for the five days prior to the Company’s most recently completed fiscal quarter. The warrants vest quarterly, have an exercise price of $0.001 per share and a contractual life of 10 years from the date of issuance. 43,107 warrants were issued under these agreements during the year ended April 30, 2021. The warrants were valued using a Black-Scholes option pricing model, which resulted in operating expenses of $48,502 during the year ended April 30, 2021.

On November 24, 2020 and on January 11, 2021, the Company issued 46,087 and 100,000 shares of its common stock, respectively, to two vendors as compensation for marketing and other advisory services. The Company also issued 55,945 shares of its common stock on November 24, 2020 to a third-party vendor as full settlement of payables of $30,000 related to consulting services, which resulted in a $25,278 loss on extinguishment of debt. The total fair value of the shares issued related to these transactions was $198,386, of which $39,750 was recognized in prepaids and other assets and will be recognized over the period that the related services are rendered. As of April 30, 2021, there was $26,500 in prepaids related to these transactions and the remaining $146,608 was recognized as operating expenses for the year ended April 30, 2021.

On November 10, 2020, the Company issued 35,000 shares of common stock as partial payment for the purchase of the Slinger trademark. The common stock had a fair value of $35,351 on the date of issuance, which has been capitalized as an intangible asset on the balance sheet.

On December 15, 2020, the Company issued 500,000 shares of common stock as full payment of its $500,000 note payable to a third party (see Note 7). The fair value of the shares issued was $500,000.

On April 11, 2021, the Company issued 272,332 shares of its common stock for the conversion of a note payable (see Note 7). The fair value of the shares issued was $1,250,004.

On April 11, 2021 and on April 13, 2021, the Company issued 18,750 and 5,000 shares of its common stock to two vendors as compensation for marketing and advisory services, which resulted in an operating expense of $43,294 for the year ended April 30, 2021.

During the three months ended April 30, 2021, the Company granted an aggregate total of 60,000 warrants and equity options for 12,000 shares (which have all expired unexercised) to four of its brand ambassadors as compensation. The warrants have an exercise price of $0.001 per share, a contractual life of 10 years from the date of issuance and are vested immediately upon grant and the shares had a 90 day exercise period at a 50% discount on the stock price. The warrants and shares were valued using a Black-Scholes option pricing model and the expense related to the issuance of the warrants and equity options is being recognized over the service agreements. The Company recognized $59,838 and $98,457 of operating expenses related to the warrant and equity options, respectively, during the year ended April 30, 2021.

Common Stock Issuable

As discussed in Note 6, on September 16, 2019, the Company entered into a warrant assignment and conveyance agreement with Mont-Saic, pursuant to which the Company allows Mont-Saic to acquire 33% of the outstanding common stock shares of the Company on a fully-diluted basis for no consideration. The allocated value of the warrant amounted to $1,492,188 was reflected as additional paid-in capital during the year ended April 30, 2020.

There were 8,137,859 shares of common stock that were issuable under this agreement and as of April 30, 2020 none of the shares had been issued. As of April 30, 2021, 1,216,560 shares have been issued and the remaining 6,921,299 continue to be issuable to a related party.

Warrants Issued for Compensation

On April 30, 2020, the Company granted an aggregate total of 12,500,000 warrants to key employees and officers of the Company as compensation. The warrants have an exercise price of $0.001 per share, a contractual life of 10 years from the date of issuance and are vested immediately upon grant. The warrants granted as compensation during the year ended April 30, 2020 were valued using a Black-Scholes option pricing model. The total share-based compensation expense related to the issuance of the warrants amounted to $3,741,746.

On February 9, 2021, the Company issued 6,000,000 warrants to key employees and officers of the Company as a performance bonus. The warrants have an exercise price of $0.001 per share for non-U.S. warrant holders (1,500,000 warrants) and an exercise price of $3.94, which is equal to the closing price of the Company’s common stock on the grant date, for U.S. warrant holders. The warrants were valued using a Monte Carlo simulation with the key inputs as of 4/30/20 being the executives’ three-year agreement term, the Company’s $100 million market capitalization threshold being achieved, a risk free rate of 0.76%, and a stock price volatility of 63% because the warrant grant was contingent on a market condition being achieved. The Company recognized $70,997 of share-based compensation related to these awards during the year ended April 30, 2021.